UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9353

Seligman New Technologies Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN NEW TECHNOLOGIES FUND, INC.
Schedule of Investments (liquidation basis) (unaudited)

September 30, 2006

	Shares, Warrants or Principal Amount		Acquisition Date*	Cost*	Value
Restricted Securities# 81.9%
Convertible Preferred Stocks 56.1%
Application Software 2.0%
Index Stock Imagery (Series A Sr.)Ø	1,356,509	shs.	3/20/02 to 4/16/04	$ 3,962,029	$ 718,950
Sensable Technologies (Series C)Ø	489,458		4/5/00	1,625,000	--
					718,950
Communications Equipment 0.0%
Geographic Network Affiliates International (Series A)Ø	63,200		12/29/99	6,327,009	--
Geographic Network Affiliates International (Series B)	316,000		12/17/01	--	--
					--
Health Care Equipment and Supplies 0.6%
GMP Companies (Series A)	1,092,000		9/15/99	5,473,006	203,876

Internet Software and Services 14.5%
Adexa (Series C)	98,003		8/24/00	1,244,950	59,782
Adexa (Series E)	59,394	†	7/12/02	75,438	28,509
iBiquity Digital (Series A)	383,495		1/19/00	3,559,221	1,491,796
iBiquity Digital (Series C)	464,144		4/24/02	1,424,923	1,313,528
NeoPlanet (Series C)Ø	1,344,302		2/18/00	6,319,998	--
OurHouse (Series D)	1,316,666		2/11/00	7,899,996	2,633
The Petroleum Place (Series C)	68,505		3/7/00	4,050,016	1,118,687
QuinStreet (Series B)	166,102		5/25/00	490,001	1,084,646
Techies.com (Series C)	743,529		1/27/00	6,320,139	--
UGO Networks (Series II)	290,162		1/30/01	575,174	243,736
					5,343,317
IT Services 37.4%
LifeMasters Supported SelfCare (Series E)**	510,318		1/31/00	4,082,544	13,758,173

Systems Software 1.5%
Double-Take Software (Series B)	222,934		4/14/00 to 11/13/02	1,886,996	546,188
FlashPoint Technology (Series E)Ø‡	1,037,037		9/10/99	4,203,479	--
					546,188
Wireless Telecommunication Services 0.1%
fusionOne (Series D)	345,420		9/13/00 to 10/11/00	1,875,631	24,525

Total Convertible Preferred Stocks					20,595,029

Limited Partnerships 22.2%
Multi-Sector Holdings 22.2%
Asia Internet Capital Ventures	$336,174		8/15/00	336,742	265,141
Compass Venture Partners	449,999		11/22/99 to 2/21/02	458,087	138,555
Edison Venture Fund IV	1,061,255		9/26/00 to 12/19/02	1,061,255	1,829,603
InnoCal II	1,709,600		11/16/00 to 7/3/06	1,709,600	1,290,053
Walden VC II	5,439,038		5/17/00 to 6/27/06	5,446,437	4,655,272
Total Limited Partnerships					8,178,624

Common Stocks 3.6%
Application Software 0.0%
Sensable TechnologiesØ	2,569,599	shs.	10/1/04	--	--

Communications Equipment 0.0%
WaveSplitter Technologies	7,322		9/22/00	625,811	--

Computers and Peripherals 0.4%
VillageEDOCS	1,749,514		4/3/00 to 5/24/01	3,024,518	142,828

Internet Software and Services 0.1%
etang.com	71,457		1/6/00	--	10,719
UGO Networks	44,350		11/12/99	3,162,334	19,514
Workstream	8,326		3/23/00	1,032,887	4,496
					34,729
IT Services 3.1%
Access Data (Class A)Ø	3,190,909		3/29/00	5,265,000	1,148,727
Axentis	67,828		6/23/00	24,849	--
					1,148,727
Multi-Sector Holdings 0.0%
Tower Gate (Series E)	202,053		7/26/00	306,494	10,966

Systems Software 0.0%
CoventorØ	4,196,058		3/8/00	5,265,002	--
Entegrity Solutions	59,413		2/16/00 to 4/25/02	3,195,221	--
Enterworks	52,667		12/30/99	3,160,000	--
Double-Take Software	10,424		4/14/00	40,208	5,420
					5,420
Total Common Stocks					1,342,670

Convertible Promissory Notes 0.0%
Internet Software and Services 0.0%
Techies.com, 9% due 2/20/2008	$210,666		2/22/01	210,666	--
Total Convertible Promissory Notes

Restricted Short-Term Holdings 0.0%
Convertible Promissory Notes 0.0%
Geographic Network Affiliates International 9%, payable on demand	1,011,200	†	12/5/01 to 3/12/02	1,011,748	--
Techies.com:
9%, payable on demand	771,976		6/7/00	771,976	--
9%, payable on demand	421,333		2/22/01	425,568	--
Total Restricted Short-Term Holdings					--
Total Restricted Securities					30,116,323

Unrestricted Short-Term Holdings 27.0%
Fixed Time Deposits 19.8%
BNP Paribas, Grand Cayman 5.28%, 10/3/2006	1,820,000				1,820,000
Bank of Montreal, Toronto 5.22%, 10/2/2006	1,820,000				1,820,000
Royal Bank International, Grand Cayman 5.26%, 10/3/2006	1,820,000				1,820,000
Royal Bank of Scotland, London 5.26%, 10/4/2006	1,820,000				1,820,000
					7,280,000
Repurchase Agreement 7.2%
State Street Bank 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $2,664,010 collateralized by: $2,240,000 US Treasury Notes 7.25%, 5/15/2016, with a fair market value of $2,744,959	2,663,000				2,663,000

Total Unrestricted Short-Term Holdings					9,943,000
Total Investments108.9%					40,059,323
Other Assets Less Liabilities (8.9)%					(3,293,670)
Net Assets100.0%					$ 36,765,653

___________________
*	Required disclosure for restricted securities only.
**	In early October 2006, the Fund's Manager decreased the value of this holding to $7,705,802.
#
Restricted securities listed above are non-income producing, unless otherwise indicated, and were purchased through private offerings and cannot be sold without  prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of these holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these investments including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund.

Ø	Affiliated issuer (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with aggregate cost of $32,967,517 and value of $1,867,677.
‡	Income producing security.
†	Warrants attached.
See accompanying notes.

Seligman New Technologies Fund, Inc.
Notes to Schedule of Investments (liquidation basis )(unaudited)
September 30, 2006

1.
Liquidation — On February 25, 2004, the stockholders of Seligman New Technologies Fund, Inc. (the “Fund”) approved two proposals: (i) a plan of liquidation and dissolution of the Fund; and (ii) the elimination of the Fund’s fundamental investment policy of making quarterly repurchase offers for its common stock. As a result, the last quarterly share repurchase offer was completed on January 9, 2004.

2.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by the mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund owns securities of privately-owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund is invested will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market-clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly-traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At September 30, 2006, market quotations were not readily available for venture capital securities valued at $30,116,323 (approximately 81.9% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

3.	At September 30, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Depreciation
$107,872,953	$11,049,341	$78,862,971	$67,813,630

4.
Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuers during the nine months ended September 30, 2006, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Dividend Income/ Realized Gain (Loss)	Ending Value
AccessData (Class A) (common stock)	3,190,909	--	--	3,190,909	--	$1,148,727
Coventor (common stock)	4,196,058	--	--	4,196,058	--	--
FlashPoint Technology (Series E)	1,037,037	--	--	1,037,037	--	--
Geographic Network Affiliates International (Series A)	63,200	--	--	63,200	--	--
Index Stock Imagery (Series A Sr.)	1,356,509	--	--	1,356,509	--	718,950
NeoPlanet (Series C)	1,344,302	--	--	1,344,302	--	--
Sensable Technologies (Series C)	489,458	--	--	489,458	--	--
Sensable Technologies (common stock)	2,569,299	--	--	2,569,299	--	--
Total						$1,867,677

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND, INC.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

By: /S/  LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN NEW TECHNOLOGIES FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.